Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Statement [Line Items]
Intangible assets other than goodwill	$ 5,216	$ 2,193
Gross carrying amount [member]
Statement [Line Items]
Intangible assets other than goodwill	12,370	8,317	$ 7,966
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	(7,154)	(6,124)	$ (5,700)
Internally generated [member] | Software amortizing [member] | Gross carrying amount [member]
Statement [Line Items]
Intangible assets other than goodwill	6,172	5,486
Internally generated [member] | Software amortizing [member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	$ (4,420)	$ (3,819)